C27 Leasing	12 Months Ended
Dec. 31, 2017
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C27 Leasing

C27    Leasing

Due to replacement of former lease contract with operating lease contract the Company has from 2016 no finance leases.

As of December 31, 2017, future minimum lease payment obligations were distributed as follows:

Future minimum lease payment obligations

Operating leases
2018	3,491
2019	2,927
2020	2,506
2021	1,966
2022	1,442
2023 and later	4,787

Total	17,119

Expenses in 2017 for leasing of assets were SEK 4,194 (3,710) million, of which variable expenses comprised SEK 101 (217) million. The leasing contracts vary in length from 1 to 16 years.

The Company’s lease agreements normally do not include any contingent rents. In the few cases they occur, they relate to charges for heating linked to the oil price index. Most of the leases of real estate contain terms of renewal, giving the Company the right to prolong the agreement in question for a predefined period of time.

Leases with the Company as lessor

Leasing income relates to subleasing of real estate as well as equipment provided to customers under leasing arrangements. These leasing contracts vary in length from 1 to 15 years.

At December 31, 2017, future minimum payment receivables were distributed as follows:

Future minimum payment receivables

Operating leases
2018	83
2019	87
2020	85
2021	87
2022	87
2023 and later	184

Total	613

Leasing income in 2017 was SEK 44 (47) million.